Earnings per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 21, 2023	Dec. 31, 2022
Earnings per Share
Net Income (loss)	$ 18,461,995	$ (31,964,469)	$ (3,103,279)	$ (1,712,176)	$ (13,502,474)	$ (4,815,455)	$ 16,371,134	$ 16,371,134	$ (487,493)
Weighted average shares outstanding basic	23,220,709		22,812,048		23,059,598	22,812,048		13,671,376	13,387,344
Add: dilutive effect of stock options, SARs and Airship warrants	7,051,519		0		0	0		6,719,287
Less: interest expense and remeasurement of convertible debt	$ (1,005,611)		$ 0		$ 0	$ 0
Net income (loss) - Diluted	$ 17,456,384		$ (3,103,279)		$ (13,502,474)	$ (4,815,455)
Weighted average shares outstanding diluted	30,272,228		22,812,048		23,059,598	22,812,048	20,390,663	20,390,663	13,387,344
Income (loss) per share basic	$ 0.80		$ (0.14)		$ (0.59)	$ (0.21)		$ 1.20	$ (0.04)
Income (loss) per share Diluted	$ 0.58		$ (0.14)		$ (0.59)	$ (0.21)		$ 0.80	$ (0.04)